Concentration on Revenues and Cost of Goods Sold	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Concentration on Revenues and Cost of Goods Sold [Abstract]
CONCENTRATION ON REVENUES AND COST OF GOODS SOLD

NOTE 4 – CONCENTRATION ON REVENUES AND COST OF GOODS SOLD

Concentration of major customers and suppliers:

	For the nine months ended September 30,
	2025		2024
Major customers representing more than 10% of the Company’s revenues
Company A	$10,229,593	15.31%	$8,917,263	13.81%
Company B	6,665,343	9.98%	8,101,045	12.55
Total Revenues	$16,894,936	25.29%	$17,018,308	26.36%

	As of
	September 30, 2025		December 31, 2024
Major customers of the Company’s accounts receivable, net
Company A	1,886,872	8.76%	1,631,916	10.33%
Company B	1,783,577	8.28%	2,018,589	12.78%
Company C	1,151,649	5.34%	861,405	5.45%
Company D	963,121	4.47%	546,310	3.46%
Company E	935,568	4.34%	-	-%
Company F	885,019	4.11%	292,779	1.85%
Company G	810,988	3.75%	985,379	6.24%
Total	$8,416,794	39.05%	$6,336,378	40.11%

Accounts receivable from the Company’s major customers accounted for 39.05% and 40.11% of total accounts receivable balances as of September 30, 2025 and December 31, 2024, respectively.

There were no suppliers representing more than 10% of the Company’s total purchases for the nine months ended September 30, 2025 and 2024, respectively.

NOTE 4 – CONCENTRATION ON REVENUES AND COST OF GOODS SOLD

Concentration of major customers and suppliers:

	For the years ended December 31,
	2024		2023
Major customers representing more than 10% of the Company’s revenues
Company A	$11,908,185	14.19%	$13,533,592	14.98%
Company B	10,021,669	11.94%	10,618,083	11.75%
Total Revenue	$21,929,854	26.13%	$24,151,675	26.73%

	As of
	December 31, 2024		December 31, 2023
Major customers of the Company’s accounts receivable, net
Company A	2,018,589	12.78%	1,370,447	7.90%
Company B	1,631,916	10.33%	2,143,828	12.36%
Company C	1,008,343	6.38%	1,415,116	8.16%
Company D	985,379	6.24%	294,088	1.69%
Company E	861,405	5.45%	700,693	4.04%
Company F	719,503	4.55%	1,582,994	9.12%
Company G	557,784	3.53%	191,626	1.10%
Company H	546,310	3.46%	746,874	4.30%
Company I	502,833	3.18%	1,192,684	6.87%
Total	$8,832,062	55.90%	$9,638,350	55.54%

Accounts receivable from the Company’s major customers accounted for 55.90% and 55.54% of total accounts receivable balances as of December 31, 2024 and December 31, 2023, respectively.

There was no supplier representing more than 10% of the Company’s total purchases for the years ended December 31, 2024 and 2023, respectively.